Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
CAH [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

RMB
Purchase consideration	378,605
Cash	248,784
Pre-existing receivables from CAH	128,573
Pre-existing favorable agreements	1,248

RMB
Purchase consideration	378,605
Current assets	72,188
Indemnification assets	61,706
Intangible assets	40,000
Other long lived assets (excluding intangible assets)	421,598
Current liabilities	(186,484)
Unrecognized tax benefits, non current	(61,706)
Non-current liabilities	(56,439)
Deferred tax assets	17,299
Deferred tax liabilities	(26,263)

Total net assets	281,899
Noncontrolling interests	(196,179)
Goodwill	292,885

Summary of Pro Forma Financial Information

	Pro forma (unaudited)
	For the Years Ended December 31,
	2011	2012
	RMB	RMB
Net revenues	653,335	812,178
Net (loss) income	(433,493)	117,104

The results of operations of CAH since the acquisition date included in the consolidated statement of comprehensive income for the year ended December 31, 2012 is as follows:

For the Years Ended December 31,
2012
RMB
Net revenues	197,309
Net income	13,036

Chengdu Military Hospital [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The purchase price was allocated to net assets acquired at estimated fair value as follows:

RMB
Current assets	3,465
Property, plant and equipment	6,600
Contract with hospitals	7,963
Deferred tax assets	1,984
Deferred tax liabilities	(2,012)

Total purchase price allocated	18,000

Cash consideration	18,000